Schedule of inventories, net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventory [Line Items]
Less: Allowance for stock obsolescence	$ (2,464)	$ (2,501)	$ (24,281)
Total inventories, net	119,260	103,914
Medicine and medical devices [Member]
Inventory [Line Items]
Medicines and medical devices	$ 121,724	$ 106,415